Consolidated Statements of Changes in Equity - USD ($)		Common Stock	Share subscription receivable	Additional Paid-in Capital	Retained Earnings (accumulated deficit)	Non-controlling interest	Accumulated other comprehensive income (loss)	Total
Balance at Dec. 31, 2018		$ 11,509	$ (11,509)	$ 5,519,507	$ 806,002		$ 100,371	$ 6,425,880
Balance (in Shares) at Dec. 31, 2018	[1]	6,905,248
Issuance of shares – initial public offering, net of issuance costs		$ 3,354	11,509	8,007,124				8,021,987
Issuance of shares – initial public offering, net of issuance costs (in Shares)	[1]	2,012,500
Capital contribution by non-controlling shareholder						129		129
Restricted shares issued for services		$ 83		18,347				18,430
Restricted shares issued for services (in Shares)	[1]	50,000
Options granted for services				2,333,460				2,333,460
Net loss for the year					(10,786,837)	(145)		(10,786,982)
Foreign currency translation adjustment						1	(101,858)	(101,857)
Balance at Dec. 31, 2019		$ 14,946		15,878,438	(9,980,835)	(15)	(1,487)	5,911,047
Balance (in Shares) at Dec. 31, 2019	[1]	8,967,748
Issuance of shares for private placement		$ 14,667		17,585,333				17,600,000
Issuance of shares for private placement (in Shares)	[1]	8,800,000
Conversion of convertible note		$ 46,297		65,212,036				65,258,333
Conversion of convertible note (in Shares)	[1]	27,777,776
Options granted				986,629				986,629
Capital contribution by non-controlling shareholder						91		91
Restricted shares issued for services		$ 386		486,961				487,347
Restricted shares issued for services (in Shares)	[1]	231,794
Net loss for the year					(18,253,657)	(105,945)		(18,359,602)
Foreign currency translation adjustment						(6,158)	815,830	809,672
Balance at Dec. 31, 2020		$ 76,296		100,149,397	(28,234,492)	(112,027)	814,343	72,693,517
Balance (in Shares) at Dec. 31, 2020	[1]	45,777,318
Options granted				5,873,566				5,873,566
Issuance shares at the market offering		$ 2,711		5,125,766				5,128,477
Issuance shares at the market offering (in Shares)	[1]	1,626,327
Conversion of convertible loans		$ 7,886		6,335,286				6,343,172
Conversion of convertible loans (in Shares)	[1]	4,731,028
Issuance of shares issued for services		$ 1,035		460,645				461,680
Issuance of shares issued for services (in Shares)	[1]	621,182
Issuance of shares issued for options exercised		$ 40		(40)
Issuance of shares issued for options exercised (in Shares)	[1]	23,954
Issuance of reserve shares		$ 6,692		(6,692)
Issuance of reserve shares (in Shares)		4,014,964
Capital contribution by non-controlling shareholder						247		247
Net loss for the year					(9,341,342)	(141,106)		(9,482,448)
Foreign currency translation adjustment						(4,410)	1,884,541	1,880,131
Balance at Dec. 31, 2021		$ 94,660		$ 117,937,928	$ (37,575,834)	$ (257,296)	$ 2,698,884	$ 82,898,342
Balance (in Shares) at Dec. 31, 2021	[1]	56,794,773

[1]	Shares and per share data are presented on a retroactive basis to reflect the nominal share issuance and share split on August 18, 2018 and February 10, 2019.